Segment Information	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
In the third quarter of 2012, management reorganized the Company's operations into four new reportable segments to better reflect its primary activities as a global rare earth and magnetics enterprise: Resources; Chemicals and Oxides; Magnetic Materials and Alloys; and Rare Metals. The new composition of the Company's reportable segments is based on a combination of product lines and technologies aligned with its mine-to-magnet strategy.

The Resources segment includes: the Company's operations at its Molycorp Mountain Pass facility where it conducts rare earth minerals extraction to produce rare earth concentrates; REO, including lanthanum, cerium, didymium, neodymium, praseodymium and yttrium; heavy rare earth elements, such as samarium, europium, gadolinium, terbium, dysprosium, and others; didymium rare earth metal; and SorbXTM (formerly XSORBX), a line of proprietary rare earth-based water treatment products.

The Chemicals and Oxides segment includes: production of REO at the Company's operations in Sillamäe, Estonia; heavy rare earths from the Company's facilities in Jiangyin, Jiangsu Province, China; and production of REO, salts of rare earth elements ("REEs"), zirconium-based engineered materials and mixed rare earth/zirconium oxides from the Company's facilities in Zibo, Shandong Province, China. Rare earths products and zirconium-based engineered products are primarily supplied to the automotive catalyst, electronics, ceramic, clean technology and glass industries.

The Magnetic Materials and Alloys segment includes: the production of Neo Powders through Molycorp's wholly-owned manufacturing facilities in Tianjin, China and Korat, Thailand, under the Molycorp Magnequench brand. Neo Powders are used to make bonded magnets for a variety of electronic and mechanical products such as micro motors, precision motors, sensors and other applications requiring high levels of magnetic strength, flexibility, small size and reduced weight. This operating segment also includes manufacturing of neodymium and samarium magnet alloys, other specialty alloy products and rare earth metals at the Company's facility in Tolleson, Arizona.

The Rare Metals segment comprises: Molycorp's production of gallium, indium, tantalum and rhenium from its operations in Quapaw, Oklahoma; Blanding, Utah; Peterborough, Ontario; Napanee, Ontario; Sagard, Germany; and Hyeongok Industrial Zone in South Korea. This operating segment also includes tantalum and niobium from the Company's operations in Sillamäe, Estonia. Rare metals are primarily used in the wireless, light-emitting diode, flat panel display, turbine, solar and catalyst industries.

The asset retirement obligation is recognized only within the Resources segment, and certain government grants are applicable only to the Estonian operations within the Chemicals and Oxides and Rare Metals segment. In addition, the annual profit earned from the Estonian operations are not taxed. In accordance with the Estonian Income Tax Act, only distribution of annual profit is subject to income tax in Estonia. Intersegment sales and transfers are based on similar arms-length transactions with third parties at the time of the sale.
    As noted below, some of the information for the nine months ended September 30, 2012 is actually for the period from June 12, 2012 (following the acquisition of Molycorp Canada) through September 30, 2012.

Three months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$17,150	$87,820	$74,789	$25,845	$—		$205,604
Intersegment	3,745	11,559	—	—	(15,304)		—
Total sales	$20,895	$99,379	$74,789	$25,845	$(15,304)		$205,604

Depreciation, amortization and accretion	$(4,035)	$(5,685)	$(8,857)	$(1,715)	$—	$(43)	$(20,335)

Operating (loss) income	$(23,966)	$2,149	$1,419	$(3,774)	$369	$(16,526)	$(40,329)

(Loss) income before income taxes and equity earnings	$(25,506)	$1,201	$1,215	$(3,812)	$369	$(17,212)	$(43,745)

Total assets at September 30, 2012 (d)	$1,686,524	$565,673	$536,299	$79,996	$(161,201)	$178,465	$2,885,756

Capital expenditures (c)	$187,611	$2,597	$1,432	$2,837	$—	$1,387	$195,864

Nine months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$78,162	$134,158	$125,277	$57,054	$—		$394,651
Intersegment	5,977	15,496	—	—	(21,473)		—
Total sales	$84,139	$149,654	$125,277	$57,054	$(21,473)		$394,651

Depreciation, amortization and accretion	$(8,743)	$(7,419)	$(10,810)	$(4,358)	$—	$(96)	$(31,426)

Operating (loss) income	$(23,594)	$(21,863)	$(1,544)	$(1,947)	$24,480	$(66,804)	$(91,272)

(Loss) income before income taxes and equity earnings	$(25,044)	$(23,663)	$(2,381)	$(2,998)	$24,480	$(113,546)	$(143,152)

Capital expenditures (c)	$675,836	$6,615	$1,612	$6,955	$—	$1,733	$692,751
________________________

(a)
The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest.

(d)	Excludes goodwill of $501.6 million arising on the Molycorp Canada acquisition which has not been allocated to its operating segments.

In prior periods, the basis of segmentation of the Company's activities was the location of its operations. As a result of the changes in the composition of the Company's reportable segments discussed above, the prior period operating segments presentation has been revised for comparative purposes. Some of the information under Chemicals and Oxides and Rare Metals for the nine months ended September 30, 2011 is actually for the period from April 1, 2011 (the beginning of the reporting period of Molycorp Silmet) through September 30, 2011. Some of the information under Magnetic Materials and Alloys for the nine months ended September 30, 2011 is actually for the period from April 15, 2011(the beginning of the reporting period of MMA) through September 30, 2011.

Three months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(e)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$94,342	$15,927	$14,449	$13,332	$—		$138,050
Intersegment	30,535	6,652	—	—	(37,187)		—
Total sales	$124,877	$22,579	$14,449	$13,332	$(37,187)		$138,050

Depreciation, amortization and accretion	$(2,715)	$(1,627)	$128	$(1,386)	$—	$—	$(5,600)

Operating income (loss)	$101,727	$2,682	$610	$(3,148)	$(22,329)	$(12,597)	$66,945

Income (loss) before income taxes	$101,606	$1,559	$614	$(4,121)	$(22,329)	$(13,172)	$64,157

Total assets at September 30, 2011	$632,098	$52,955	$33,032	$69,361	$(154,710)	$552,706	$1,185,442

Capital expenditures (c)	$106,162	$2,300	$—	$—	$—	$—	$108,462

(e)	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.

Nine months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$180,951	$31,419	$24,699	$26,858	$—		$263,927
Intersegment	46,482	10,290	—	—	(56,772)		—
Total sales	$227,433	$41,709	$24,699	$26,858	$(56,772)		$263,927

Depreciation, amortization and accretion	$(7,538)	$(1,707)	$(271)	$(1,456)	$—	$—	$(10,972)

Operating income (loss)	$163,392	$10,333	$(586)	$(175)	$(31,514)	$(34,684)	$106,766

Income (loss) before income taxes	$163,234	$9,232	$(580)	$(1,124)	$(31,514)	$(34,945)	$104,303

Capital expenditures (c)	$218,128	$4,672	$—	$—	$—	$—	$222,800
(11) Segment Information

In the third quarter of 2012, management reorganized the Company's operations into four new reportable segments to better reflect its primary activities as a global rare earth and magnetics enterprise: Resources; Chemicals and Oxides; Magnetic Materials and Alloys; and Rare Metals. The new composition of the Company's reportable segments is based on a combination of product lines and technologies aligned with its mine-to-magnet strategy.

The Resources segment includes the Company's operations at its Molycorp Mountain Pass facility where it conducts rare earth minerals extraction to produce: rare earth concentrates; REO, including lanthanum, cerium, didymium, neodymium, praseodymium and yttrium; heavy rare earth elements, such as samarium, europium, gadolinium, terbium, dysprosium, and others; didymium rare earth metal; and SorbXTM (formerly XSORBX), a line of proprietary rare earth-based water treatment products. The Chemicals and Oxides segment includes production of REO at the Company's operations in Sillamäe, Estonia.
The Magnetic Materials and Alloys segment includes manufacturing of neodymium and samarium magnet alloys, other specialty alloy products and rare earth metals at the Company's facility in Tolleson, Arizona. The Rare Metals segment includes tantalum and niobium production from the Company's operations in Sillamäe, Estonia.

The asset retirement obligation is recognized only within the Resources segment, and certain government grants are applicable only to the Estonian operations within the Chemicals and Oxides and Rare Metals segment. In addition, the annual profit earned from the Estonian operations are not taxed. In accordance with the Estonian Income Tax Act, only distribution of annual profit is subject to income tax in Estonia. Intersegment sales and transfers are based on similar arms-length transactions with third parties at the time of the sale.
As a result of the changes in the composition of the Company's reportable segments, the 2011 operating segments presentation has been revised for comparative purposes. Some of the information under Chemicals and Oxides and Rare Metals for the year ended December 31, 2011 is actually for the period from April 1, 2011 (the beginning of the reporting period of Molycorp Silmet) through December 31, 2011. Some of the information under Magnetic Materials and Alloys for the year ended December 31, 2011 is actually for the period from April 15, 2011 (the beginning of the reporting period of MMA) through December 31, 2011. Prior to 2011 the Company had only one operating segment.

Year ended December 31, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$253,563	$40,216	$56,772	$46,280	$—		$396,831
Intersegment	55,155	13,902	—	—	(69,057)		—
Total sales	$308,718	$54,118	$56,772	$46,280	$(69,057)		396,831

Depreciation, amortization and accretion (d)	$(10,010)	$(1,958)	$(236)	$(2,449)	$—	$(31)	$(14,684)

Operating (loss) income	$218,549	$8,700	$2,331	$2,131	$(27,443)	$(51,402)	$152,866

(Loss) income before income taxes	$218,391	$5,785	$2,336	$(634)	$(27,443)	$(51,525)	$146,910

Total assets at December 31, 2011	$824,712	$46,368	$30,061	$71,634	$(143,729)	$426,079	$1,255,125

Capital expenditures (c)	$401,047	$8,170	$—	$—	$—	$—	$409,217

(a)
The net elimination in operating results includes elimination of intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The total assets elimination is comprised of intercompany investments and intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest

(d)	Includes depreciation in cost of goods sold